Other Payables - Schedule of Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Payables [Abstract]
Due to related parties - salary related	$ 317	$ 620
Accrued expenses and other	692	2,521
Government authorities	65	53
Salary related	126	269
Total other payables	$ 1,200	$ 3,463